Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Deficit

NOTE 3-STOCKHOLDERS’ DEFICIT

There have been no common or preferred stock transactions since the Company was dissolved in 2014. There are no stock options or warrants outstanding as of September 30, 2021 and December 31, 2020.

NOTE 3-STOCKHOLDERS’ DEFICIT

There have been no common or preferred stock transactions since the Company was dissolved in 2014. There are no stock options or warrants outstanding as of December 31, 2020 and 2019.